Supplier Financing Arrangements	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities that are part of supplier finance arrangements [abstract]
Supplier Financing Arrangements	9. Supplier Financing Arrangements
The Group has certain supplier financing arrangements or ‘reverse factoring’ arrangements in place. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Group to a bank or other financial institution prior to their due date. Management has determined that the Group’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Group’s perspective, remain unaltered, with only the ultimate payee being changed. Non-cash movements were immaterial. The cash outflows in respect of these arrangements have been recognised within operating cash flows.

		As at 30 June		As at 31 December
		2025	2024	2024
		£m	£m	£m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	115		180
	Amounts accepted by financial institutions for early financing	100		179
	Amounts for which suppliers have received payment	80		157
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	—		90
	Amounts accepted by financial institution for early financing	—		90
	Amounts for which suppliers have received payment	—		84
Other payables	Amounts available for financing reported within trade payables	115		90
	Amounts accepted by financial institution for early financing	100		89
	Amounts for which suppliers have received payment	80		73
There has been no significant change in the supplier due dates that were disclosed in note 25 on page 330 in the Annual Report and Accounts and Form 20-F for the year ended 31 December 2024.
The Group applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 and has not provided comparative information (for 30 June 2024) in the first year of adoption.